Consolidated Statements of Operations	3 Months Ended
Mar. 31, 2018 USD ($) $ / shares
Net gain (loss) from futures, forward, swap, and securities trading
Net trading gains (losses)	$ (4,878,605)
Change in unrealized	(936,374)
Net gains (losses) from securities	(936,374)
Income
Interest income	216,241
Dividend income	25,189
Total income	241,430
Expenses from operations
Brokerage charge	1,235,419
Incentive fees	4,621
Organizational and offering costs	79,508
Operating expenses	69,128
Total expenses	1,388,676
Net investment loss	(1,147,246)
Net income (loss)	$ (6,025,851)
Class A
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit) | $ / shares	$ (61.48)
Class B
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit) | $ / shares	(51.50)
Legacy 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit) | $ / shares	(44.63)
Legacy 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit) | $ / shares	(44.03)
Global 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit) | $ / shares	(40.21)
Global 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit) | $ / shares	(40.00)
Global 3 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit) | $ / shares	$ (37.31)
Futures Contracts
Net gain (loss) from futures, forward, swap, and securities trading
Realized	$ (1,918,046)
Change in unrealized	(2,004,133)
Commissions	(393,739)
Net trading gains (losses)	(4,315,918)
Forward Contracts
Net gain (loss) from futures, forward, swap, and securities trading
Realized	(44,397)
Change in unrealized	123,471
Commissions	(207)
Net trading gains (losses)	78,867
Swap Contracts
Net gain (loss) from futures, forward, swap, and securities trading
Change in unrealized	294,820
Net trading gains (losses)	$ 294,820